[INVESCO ICON] INVESCO FUNDS                    INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, Colorado 80237
                                                Tel: 800.525.8085
                                                www.invesco.com

                                                A MEMBER OF THE AMVESCAP GROUP



August 31, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO STOCK FUNDS, INC.
      1933 ACT NO. 002-26125
      1940 ACT NO. 811-1474
      CIK NO. 0000035692

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Stock Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Class K Prospectus and its Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 62 under the 1933 Act and Amendment No. 36 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on August 23, 2001. This Post-Effective Amendment became effective today.

If  you  have  any  questions  or  comments   please  contact  Kim  Springer  at
303-930-6671 or the undersigned at 303-930-6243.

Sincerely,



/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel

TTT/lm